Offerings - Offering: 1	Jun. 11, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001
Amount Registered | shares	19,854,000
Proposed Maximum Offering Price per Unit	8.21
Maximum Aggregate Offering Price	$ 163,001,340.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 22,510.49
Offering Note	In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended, this Calculation of Filing Fee Tables shall be deemed to update the Calculation of Filing Fee Tables filed as Exhibit 107.1 to PureCycle Technologies, Inc.'s registration statement on Form S-3 (File No. 333-296672) filed with the Securities and Exchange Commission on June 10, 2026. The prospectus supplement to which this exhibit is attached is a final prospectus for the related offering. The maximum aggregate offering price of that offering is $163,001,340.